Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Due to related parties	$ 3,791,711	$ 11,576
Due from a related party	0	118,025
Mr. Zhengyu Wang
Due to related parties	3,791,711	0
Due from a related party	0	118,025
Mr. Wangfeng Yan
Due to related parties	$ 0	$ 11,576